CONTRACTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Description of contracts receivable
	December 31, 2019	December 31, 2018
Contract receivable- “Smart Campus” related technological consulting services with FMP (1)	$2,450,312	$2,425,779
Financing component associated with FMP contract receivable (1)	164,992	-
Contracts receivable – Other “Smart Campus” related technological consulting services (2)	95,735	-
Contract receivable- “Smart Campus” project maintenance and technical support fee with FMP	-	151,644
Less: allowance for doubtful accounts	-	-
Total contracts receivable, net	2,711,039	2,577,423
Less: current portion of contract receivable	1,639,213	960,237
Contracts receivable, non-current	$1,071,826	$1,617,186

Schedule of engineering laboratory training center
Payment schedule	RMB	USD
Before December 20, 2020	5,193,777	$745,376
In 2021	1,907,308	273,724
Total	7,101,085	$1,019,100

Schedule of contract payment
	For the years ended December 31,
	2019	2018	2017
Revenue from 2017 FMP “smart campus” contract	$-	$1,517,410	$700,592
2017 FMP contract post-installation maintenance fee revenue	187,559	153,040	-
Revenue from 2019 FMP “smart campus” contract	926,187	-	-
Total revenue from FMP “smart campus” contracts	$1,113,746	$1,670,450	$700,592